Yorktown Growth Fund
Schedule of Investments
October 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.28%
Communications — 2.05%
Gravity Co. Ltd. - ADR
(a)
5,100 $ 319,260
Nexstar Media Group, Inc. 1,600 224,128
Take-Two Interactive Software, Inc.
(a)
3,400 454,750
Trade Desk, Inc. (The), Class A
(a)
5,700 404,472
1,402,610
Consumer Discretionary — 11.35%
BorgWarner, Inc. 6,350 234,315
Boyd Gaming Corp. 5,300 292,825
Compagnie Financiere Richemont SA - ADR 25,900 304,325
Copart, Inc.
(a)
9,400 409,088
D.R. Horton, Inc. 3,600 375,840
Dorman Products, Inc.
(a)
3,700 230,066
Evolution AB - ADR 2,600 230,594
Evolution AB 2,600 231,024
Fox Factory Holding Corp.
(a)
3,280 267,222
Kering SA - ADR 5,350 216,354
LCI Industries 4,800 520,752
Lithia Motors, Inc., Class A 2,100 508,641
M.D.C. Holdings, Inc. 6,600 250,470
MasterBrand, Inc.
(a)
40,650 451,621
Open House Co. Ltd. 9,100 295,859
Patrick Industries, Inc. 3,700 278,055
PHINIA, Inc. 10,470 270,964
Pool Corp. 1,410 445,236
PulteGroup, Inc. 4,000 294,360
RH
(a)
1,300 283,348
Skyline Champion Corp.
(a)
4,400 257,972
Taylor Morrison Home Corp.
(a)
7,400 283,568
THOR Industries, Inc. 3,325 292,367
Tractor Supply Co. 1,450 279,212
Vipshop Holdings Ltd. - ADR
(a)
17,500 249,550
7,753,628
Consumer Staples — 3.83%
Bunge Ltd. 3,200 339,136
Casey's General Stores, Inc. 1,200 326,292
Five Below, Inc.
(a)
2,400 417,552
Pan Pacific International Holdings Corp. - ADR 14,300 279,565
Performance Food Group Co.
(a)
5,630 325,189
Seaboard Corp. 80 280,556
Seven & I Holdings Co., Ltd. - ADR 15,250 279,837
Simply Good Foods Co. (The)
(a)
9,800 365,442
2,613,569
Energy — 3.11%
Civitas Resources, Inc. 4,600 346,978
HF Sinclair Corp. 6,100 337,818
Matador Resources Co. 5,100 314,619

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Shares Fair Value
Ovintiv, Inc. 16,500 $ 792,000
Vitesse Energy, Inc. 14,170 335,687
2,127,102
Financials — 8.46%
AllianceBernstein Holding LP 10,250 294,482
Carlyle Group, Inc. (The) 10,600 291,924
Deutsche Boerse AG - ADR 31,000 507,780
Evercore Partners, Inc., Class A 2,375 309,177
Franklin Resources, Inc. 9,600 218,784
Hamilton Lane, Inc., Class A 3,300 277,596
Houlihan Lokey, Inc., Class A 3,850 387,002
Jefferies Financial Group, Inc. 10,700 344,326
KKR & Co., Inc. 9,700 537,380
LPL Financial Holdings, Inc. 2,990 671,315
PJT Partners, Inc., Class A 3,900 305,604
Raymond James Financial, Inc. 6,450 615,588
Stifel Financial Corp. 4,900 279,300
StoneX Group, Inc.
(a)
3,200 305,024
Tradeweb Markets, Inc., Class A 4,850 436,549
5,781,831
Health Care — 7.92%
Align Technology, Inc.
(a)
1,725 318,418
Amphastar Pharmaceuticals, Inc.
(a)
5,700 258,039
Charles River Laboratories International, Inc.
(a)
1,800 303,048
Genmab A/S - ADR
(a)
16,600 471,440
Globus Medical, Inc., Class A
(a)
6,400 292,544
Hologic, Inc.
(a)
4,600 304,382
ICON PLC
(a)
2,450 597,702
Medpace Holdings, Inc.
(a)
1,800 436,806
Merck KGaA - ADR 8,450 254,261
Penumbra, Inc.
(a)
1,850 353,627
QIAGEN N.V.
(a)
6,100 228,323
QuidelOrtho Corp.
(a)
3,600 219,888
Repligen Corp.
(a)
2,150 289,304
Sonic Healthcare Ltd. - ADR 13,200 239,976
Sonova Holding AG - ADR 6,780 321,508
Stevanato Group SpA 9,300 259,935
Straumann Holding AG - ADR 23,000 269,560
5,418,761
Industrials — 18.53%
A.P. Moller - Maersk A/S - ADR 36,500 302,220
Ashtead Group PLC - ADR 1,450 336,327
Atkore, Inc.
(a)
3,800 472,264
Camtek Ltd.
(a)
5,200 273,520
Core & Main, Inc., Class A
(a)
13,300 400,064
Disco Corp. - ADR 37,500 657,750
DSV A/S - ADR 3,850 286,478
Expeditors International of Washington, Inc. 2,600 284,050

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Shares Fair Value
Fluidra SA 15,600 $ 274,391
Franklin Electric Co., Inc. 6,000 520,320
Generac Holdings, Inc.
(a)
3,100 260,617
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR 4,550 278,323
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR 1,750 203,753
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR 1,390 300,532
Hayward Holdings, Inc.
(a)
21,600 226,800
Heilos Technologies, Inc. 5,200 268,944
IES Holdings, Inc.
(a)
5,400 336,042
Ingersoll Rand, Inc. 9,700 588,596
J.B. Hunt Transport Services, Inc. 1,500 257,805
Korn/Ferry International 5,700 259,464
Kuehne & Nagel International AG - ADR 6,200 334,552
Landstar System, Inc. 2,250 370,755
Littelfuse, Inc. 1,150 249,171
Mueller Industries, Inc. 7,800 294,138
NIBE Industrier AB 43,800 251,820
Old Dominion Freight Line, Inc. 1,300 489,658
Prysmian SpA 14,400 537,809
Prysmian SpA - ADR 15,000 280,500
Regal Rexnord Corp. 2,300 272,343
Rollins, Inc. 7,300 274,553
Saia, Inc.
(a)
1,840 659,622
Techtronic Industries Co. Ltd. - ADR 5,700 258,552
Teledyne Technologies, Inc.
(a)
900 337,131
TopBuild Corp.
(a)
1,300 297,388
Toro Co. (The) 3,200 258,688
Valmont Industries, Inc. 1,250 246,137
WESCO International, Inc. 3,600 461,520
12,662,597
Materials — 14.20%
Advanced Drainage Systems, Inc. 3,100 331,173
Berry Global Group, Inc. 7,950 437,250
Boise Cascade Co. 2,800 262,500
Celanese Corp. 2,500 286,275
CF Industries Holdings, Inc. 4,300 343,054
Commercial Metals Co. 8,700 367,923
Croda International PLC - ADR 8,600 233,920
Eagle Materials, Inc. 1,650 253,951
Franco-Nevada Corp. 2,400 291,720
Givaudan SA - ADR 5,100 339,303
Gold Fields Ltd. - ADR 22,750 296,205
James Hardie Industries PLC - ADR
(a)
12,300 305,901
Kingspan Group PLC - ADR 4,650 312,201
Louisiana-Pacific Corp. 5,050 258,964
Mitsui & Co. Ltd. - ADR 675 494,613
Nutrien Ltd. 6,300 338,310
Rio Tinto PLC - ADR 4,700 302,398

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Shares Fair Value
Simpson Manufacturing Co., Inc. 1,900 $ 253,042
Southern Copper Corp. 6,300 446,670
Steel Dynamics, Inc. 3,550 378,111
Tenaris S.A. - ADR 11,300 353,916
Ternium S.A. - ADR 8,275 310,230
Trex Co., Inc.
(a)
8,300 466,543
UFP Industries, Inc. 6,300 599,571
UFP Technologies, Inc.
(a)
1,700 265,064
Warrior Met Coal, Inc. 7,500 365,475
Westlake Chemical Corp. 3,050 351,848
Worthington Industries, Inc. 4,000 246,480
Xinyi Glass Holdings Ltd. - ADR 9,500 219,070
9,711,681
Real Estate — 1.91%
CBRE Group, Inc., Class A
(a)
6,700 464,578
CubeSmart 7,100 242,039
FirstService Corp. 2,300 325,381
Potlatch Corp. 6,300 269,955
1,301,953
Technology — 26.73%
Advantest Corp. - ADR 15,200 360,696
Allegro Microsystems, Inc.
(a)
7,950 206,382
Amkor Technology, Inc. 13,000 271,180
Appfolio, Inc., Class A
(a)
1,550 290,733
Arista Networks, Inc.
(a)
2,450 490,907
ASE Technology Holding Co. Ltd. - ADR 39,600 295,020
ASM International NV - ADR 810 334,579
Bentley Systems, Inc. 5,700 277,248
Capgemini SE - ADR 8,200 288,886
CDW Corp. 2,200 440,880
Cirrus Logic, Inc.
(a)
4,700 314,571
Concentrix Corp. 4,100 312,461
CyberArk Software Ltd.
(a)
3,100 507,284
Dassault Systemes SE - ADR 7,750 318,835
Descartes Systems Group, Inc. (The)
(a)
8,200 592,122
Diodes, Inc.
(a)
3,700 240,796
Dlocal Ltd., Class A
(a)
19,800 333,630
Entegris, Inc. 3,900 343,356
ExlService Holdings, Inc.
(a)
12,100 315,931
Fabrinet
(a)
1,700 263,500
Fortinet, Inc.
(a)
9,900 565,983
Genpact Ltd. 6,800 228,072
Globant S.A.
(a)
2,100 357,609
Infineon Technologies AG - ADR 11,700 341,406
KLA Corp. 1,500 704,550
Lasertec Corp. 2,100 349,203
Logitech International S.A. 7,500 589,725
MKS Instruments, Inc. 3,500 229,810

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Shares Fair Value
Monolithic Power Systems, Inc. 650 $ 287,131
Paycom Software, Inc. 1,000 244,970
Paylocity Holdings Corp.
(a)
2,550 457,470
Power Integrations, Inc. 3,500 242,655
PTC, Inc.
(a)
2,800 393,176
Qualys, Inc.
(a)
4,700 718,865
Science Applications International Corp. 3,250 355,030
Skyworks Solutions, Inc. 2,100 182,154
SPS Commerce, Inc.
(a)
4,330 694,272
STMicroelectronics NV - ADR 9,400 357,012
Super Micro Computer, Inc.
(a)
2,775 664,529
SYNNEX Corp. 2,700 247,536
TDK Corp. - ADR 7,500 280,275
Teradyne, Inc. 3,000 249,810
Tokyo Electron Ltd. - ADR 6,600 435,732
Tyler Technologies, Inc.
(a)
1,650 615,285
United Microelectronics Corp. - ADR 42,150 300,108
Universal Display Corp. 1,900 264,442
Veeva Systems, Inc., Class A
(a)
1,650 317,972
Vicor Corp.
(a)
4,400 170,456
WNS Holdings Ltd.
(a)
7,000 380,240
Zoom Video Communications, Inc., Class A
(a)
4,100 245,918
18,270,393
Utilities — 1.19%
OGE Energy Corp. 8,700 297,540
Pampa Energia SA - ADR
(a)
7,200 265,536
RWE AG - ADR 6,600 252,450
815,526
Total Common Stocks
(Cost $57,895,646) 67,859,651
CONTINGENT VALUE RIGHTS — 0.00%
Health Care — 0.00%
ABIOMED, Inc.
(a)(b)
1,550 —
Total Contingent Value Rights
(Cost $–) —
Total Investments — 99.28%
(Cost $57,895,646) 67,859,651
Other Assets in Excess of Liabilities  —  0.72% 491,131
Net Assets — 100.00% $ 68,350,782
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 47.51%
Communications — 3.19%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 898,712
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 778,973
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 746,675
DIRECTV Holdings LLC, 5.88%, 8/15/2027
(a)
1,250,000 1,096,463
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 360,372
Scripps Escrow II, Inc., 3.88%, 1/15/2029
(a)
500,000 380,098
United States Cellular Corp., 6.70%, 12/15/2033 1,000,000 950,000
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 796,004
Verizon Communications, Inc., 2.85%, 9/3/2041 1,000,000 618,000
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 805,816
Vodafone Group PLC, 4.13%, 6/4/2081 (H15T5Y + 276.7bps) 1,000,000 757,807
Warnermedia Holdings, Inc., 5.14%, 3/15/2052 1,000,000 708,146
8,897,066
Consumer Discretionary — 3.15%
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,741,290
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 845,616
Ford Motor Co., 3.25%, 2/12/2032 500,000 377,767
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 934,157
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 2,000,000 1,638,200
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
500,000 383,124
Marriott International, Inc., 2.75%, 10/15/2033 500,000 366,400
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029
(a)
1,000,000 822,610
McDonald's Corp., 5.45%, 8/14/2053 1,000,000 882,198
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 813,087
8,804,449
Consumer Staples — 3.07%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 88,057
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 380,243
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 377,087
Coty, Inc., 5.00%, 4/15/2026
(a)
1,000,000 956,435
JBS USA LUX SA, 5.50%, 1/15/2030 1,000,000 914,498
JBS USA LUX SA, 3.75%, 12/1/2031 250,000 194,483
JBS USA LUX SA, 3.63%, 1/15/2032 500,000 384,792
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 247,432
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 732,193
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 783,501
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
2,000,000 1,570,000
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 709,720
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 422,413
Pilgrim's Pride Corp., 4.25%, 4/15/2031 1,000,000 824,780
8,585,634
Financials — 22.88%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.40bps) 1,000,000 787,500
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 961,976
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066
(a),(b)
2,000,000 1,710,590

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 +
387.0bps)
(b)
$ 800,000 $ 637,286
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, 3/25/2167 (H15T5Y
+ 519.2bps)
(b)
1,000,000 944,618
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)
(b)
2,000,000 1,619,202
Barclays PLC, 4.84%, 5/9/2028 2,000,000 1,798,171
Barclays PLC, 5.09%, 6/20/2030
(b)
1,500,000 1,300,315
BBVA Bancomer S.A., 5.13%, Perpetual (H15T5Y + 265.0bps)
(b)
2,000,000 1,693,808
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)
(a),(b)
4,000,000 3,959,032
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 1,737,538
Citadel Finance LLC, 3.38%, 3/9/2026
(a)
2,000,000 1,804,243
Citigroup, Inc., 3.88%, Perpetual (H15T5Y + 341.7bps)
(b)
1,000,000 840,915
Citigroup, Inc., 4.15%, Perpetual (H15T5Y + 300.0bps)
(b)
2,000,000 1,562,229
Citigroup, Inc., 4.70%, Perpetual (SOFR + 323.4bps)
(b)
1,000,000 896,650
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (TSFR3M +
341.86bps)
(b)
2,000,000 1,636,304
Discover Financial Services, Series C, 5.50%, Perpetual (TSFR3M +
333.76bps)
(b)
1,334,000 894,641
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026
(a)
2,000,000 1,765,796
Enstar Finance LLC, 5.50%, 1/15/2042 (H15T5Y + 400.60bps)
(b)
500,000 399,403
FedNat Holding Co., 7.75%, 3/15/2029
(c)
2,400,000 373,920
Fifth Third Bancorp, 8.69%, Perpetual (TSFR3M 329.46bps)
(b)
1,000,000 905,621
Fifth Third Bancorp, Series J, 8.79%, Perpetual (TSFR3M + 339.06bps)
(b)
1,000,000 917,819
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,721,643
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.60bps)
(a),(b)
1,000,000 697,558
Goldman Sachs Group, Inc. (The), Series P, 8.50%, 11/10/2069 (TSFR3M +
313.56bps)
(b)
2,000,000 1,991,621
HSBC Holdings PLC, 8.00%, Perpetual (H15T5Y + 385.8bps)
(b)
1,000,000 983,750
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.20bps)
(b)
1,000,000 621,250
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)
(b)
1,000,000 880,380
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
2,000,000 1,897,926
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFR+ 312.5bps)
(b)
1,000,000 934,163
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 292,949
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
1,000,000 523,298
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)
(b)
2,500,000 2,438,604
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 1,860,600
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 798,728
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 609,158
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 673,555
Nordea Bank Abp, 3.75%, Perpetual (H15T5Y + 260.20bps)
(a),(b)
1,000,000 718,717
OneMain Finance Corp., 5.38%, 11/15/2029 2,000,000 1,646,603
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 304,978
PNC Financial Services, 6.25%, Perpetual (H15T7Y + 280.8bps)
(b)
1,000,000 825,501
SBL Holdings, Inc., 5.13%, 11/13/2026
(a)
2,000,000 1,819,896
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a),(b)
1,393,000 789,201
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a),(b)
1,000,000 612,619
Standard Chartered PLC, 4.30%, Perpetual (H15T5Y + 313.50bps)
(a),(b)
2,000,000 1,404,542

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Truist Financial Corp., Series M, 5.13%, Perpetual (TSFR3M + 304.7bps)
(b)
$ 1,800,000 $ 1,256,489
UBS Group AG, 4.38%, Perpetual (H15T5Y + 331.3bps)
(a),(b)
1,000,000 696,754
UBS Group AG, 7.00%, Perpetual (USSW5 + 434.4bps)
(a),(b)
1,000,000 994,085
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 1,800,076
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 410,407
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple,
Entidad No Regulada, 8.38%, 1/27/2028
(a)(c)
1,000,000 25,055
US Bancorp, 5.30%, Perpetual (TSFR3M + 317.56bps)
(b)
1,000,000 787,147
Wells Fargo & Co, Series EE, 7.63%, Perpetual (H15T5Y + 360.6bps)
(b)
1,000,000 1,003,797
Wells Fargo & Co., 6.07%, 1/15/2027 (TSFR3M + 76.1bps) 2,000,000 1,894,148
Wells Fargo & Co., Series BB, 3.90%, Perpetual (H15T5Y + 345.3bps)
(b)
1,000,000 866,785
63,929,560
Health Care — 0.68%
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
500,000 435,267
Perrigo Finance Unlimited Co., 4.40%, 6/15/2030 1,000,000 836,208
Viatris, Inc., 3.85%, 6/22/2040 1,000,000 622,846
1,894,321
Industrials — 5.52%
ADT Security Corp. (The), 4.13%, 8/1/2029
(a)
1,000,000 858,825
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 910,847
Air Canada Pass Through Trust, Series 2020-2A, Class A, 4.13%, 5/15/2025
(a)
1,093,808 1,040,221
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 910,000 782,883
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 2,000,000 1,550,190
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 872,327
CSX Corp., 5.50%, 4/15/2041 1,000,000 904,471
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
1,000,000 864,080
Norfolk Southern Corp., 5.05%, 8/1/2030 500,000 472,947
Norfolk Southern Corp., 4.55%, 6/1/2053 1,000,000 754,567
Seaspan Corp., 5.50%, 8/1/2029
(a)
1,000,000 768,180
Triton Container International Ltd., 3.25%, 3/15/2032 500,000 362,573
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 680,807
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 578,431
Union Pacific Corp., 3.50%, 2/14/2053 1,000,000 647,868
United Airlines Pass Through Trust, Series 2016-2B, Class B, 3.65%,
10/7/2025 486,111 455,434
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 607,863 577,317
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 687,850 569,644
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,435,600 1,367,393
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
500,000 391,038
15,410,043
Materials — 1.82%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 948,771
Ball Corp., 2.88%, 8/15/2030 1,000,000 781,102
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 394,978

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Berry Global, Inc., 5.63%, 7/15/2027
(a)
$ 1,000,000 $ 955,602
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 393,160
Domtar Corp., 6.25%, 9/1/2042 1,000,000 537,221
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027
(a)
1,000,000 873,649
WRKCo, Inc., 3.00%, 6/15/2033 250,000 191,164
5,075,647
Real Estate — 0.69%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 872,262
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 869,543
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 182,310
1,924,115
Technology — 2.98%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 870,770
Broadcom, Inc., 4.15%, 11/15/2030 500,000 435,385
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 725,951
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 665,533
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,265,592
Jabil, Inc., 3.00%, 1/15/2031 1,000,000 792,632
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 367,691
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 609,713
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,000,000 871,822
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 1,000,000 729,291
8,334,380
Utilities — 3.53%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 387,204
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 631,770
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 666,908
Dominion Energy, Inc., 4.35%, Perpetual (H15T5Y + 319.5bps)
(b)
1,000,000 818,651
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 514,050
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 609,723
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 864,969
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 316,011
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 278,674
Pinnacle West Capital Corp., 1.30%, 6/15/2025 2,000,000 1,853,959
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 778,944
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
848,148 771,446
Union Electric Co., 3.90%, 4/1/2052 750,000 517,292
Vistra Operations Co. LLC, 4.38%, 5/1/2029
(a)
1,000,000 850,510
9,860,111
Total Corporate Bonds and Notes
(Cost $161,521,391) 132,715,326
ASSET BACKED SECURITIES — 29.29%
ACC Auto Trust, Series 2021-A, Class B, 1.79%, 4/15/2027
(a)
985,599 979,912
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/2030
(a)
500,000 499,596

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
2.54%, 7/13/2027
(a)
$ 2,000,000 $ 1,902,260
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
2.56%, 11/15/2027
(a)
3,000,000 2,833,301
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
3.12%, 2/14/2028
(a)
1,000,000 939,129
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 670,482
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026
(a)
1,000,000 987,930
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
1,000,000 964,191
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
2,250,000 2,006,505
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 9/11/2028
(a)
1,500,000 1,344,229
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.01%,
12/11/2028
(a)
1,250,000 1,144,465
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(a)
1,281,000 1,247,519
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 8/15/2026
(a)
3,000,000 2,905,696
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class C,
4.02%, 12/17/2029
(a)
1,000,000 875,705
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025
(a)
1,414,851 1,408,207
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.88%, 4/16/2029
(a)
1,000,000 900,206
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/2026
(a)
1,055,000 1,025,556
DLLST LLC, Series 2022-1A, Class A3, 3.40%, 1/21/2025
(a)
615,115 609,672
Donlen Fleet Lease Funding, Series 2021-2, Class A2, 0.56%, 12/11/2034
(a)
451,439 443,049
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026
(a)
500,000 494,832
DT Auto Owner Trust, Series 2021-4A, Class E, 3.34%, 7/17/2028
(a)
1,000,000 891,689
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/2028
(a)
1,000,000 932,183
DT Auto Owner Trust, Series 2022-1A, Class E, 5.53%, 3/15/2029
(a)
1,000,000 940,650
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 956,186
Enterprise Fleet Financing LLC, Series 2021-1, Class A3, 0.70%, 12/21/2026
(a)
600,000 578,251
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/2027
(a)
423,313 410,042
Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 4.38%, 7/20/2029
(a)
416,024 408,073
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02%,
1/17/2028
(a)
2,000,000 1,797,200
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
1,155,000 1,047,803
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56%,
7/17/2028 1,000,000 952,227
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
1,000,000 910,589

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
$ 1,000,000 $ 898,337
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%,
10/15/2029
(a)
2,000,000 1,764,132
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 7/15/2026
(a)
2,000,000 1,992,764
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(a)
840,000 754,769
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025
(a)
2,000,000 1,988,122
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 9/15/2027
(a)
1,000,000 887,194
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 966,350
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E,
2.98%, 4/15/2027
(a)
1,270,000 1,212,940
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 469,505
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
1,000,000 925,077
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
1,000,000 979,256
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(a)
783,477 664,705
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/2040
(a)
328,054 293,195
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%,
5/15/2026
(a)
3,000,000 2,965,754
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.14%,
1/18/2028
(a)
2,750,000 2,589,838
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%,
10/16/2028
(a)
1,000,000 910,026
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%,
10/16/2028
(a)
1,000,000 909,901
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class E, 5.64%,
5/15/2029
(a)
1,000,000 920,379
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048
(a)
746,677 584,416
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
300,716 255,758
ITE Rail Fund Levered LP, Series 2021-3A, Class A, 2.21%, 6/28/2051
(a)
903,001 774,436
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
858,854 529,915
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
909,086 515,642
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(a)
1,944,454 1,848,028
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
671,247 564,692
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/2028
(a)
633,574 613,705
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,000,000 997,303
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 998,740
OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.57%,
3/14/2033
(a)
513,615 508,049
Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.67%, 2/15/2028
(a)
1,365,000 1,324,428
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025
(a)
1,000,000 985,991

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/2029
(a)
$ 243,495 $ 241,514
Reach Financial LLC, Series 2022-2A, Class A, 6.63%, 5/15/2030
(a)
199,758 199,534
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 7.83%, 4/20/2034
(TSFR3M + 241.2bps)
(b)
1,000,000 979,948
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 7.41%, 1/15/2034
(TSFR3M + 201.2bps)
(a),(b)
1,000,000 975,424
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3, 3.40%,
12/15/2026 589,888 584,463
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040
(a)
3,329,711 519,435
SCF Equipment Leasing LLC, Series 2019-2A, Class B, 2.76%, 8/20/2026
(a)
518,744 513,277
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
750,000 662,628
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(a)
676,250 594,570
Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.94%,
8/20/2046
(a)
992,000 807,924
Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.15%, 11/20/2061
(TSFR1M + 81.4bps)
(a),(b)
507,729 504,056
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 402,986
Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%,
9/20/2045
(a)
737,917 631,079
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 801,238
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(a)
3,250,000 3,175,313
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%,
11/10/2028
(a)
1,000,000 895,996
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
1,125,000 1,060,884
US Auto Funding LLC, Series 2021-1A, Class E, 6.32%, 9/15/2028
(a)
500,000 326,531
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 423,562
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%,
4/15/2027
(a)
1,000,000 931,910
Total Asset Backed Securities
(Cost $89,583,139) 81,832,954
U.S. GOVERNMENT & AGENCIES — 17.57%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 244,047 220,741
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 870,578 840,057
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050 983,850 773,334
Fannie Mae, Pool #MA4354, 1.50%, 6/1/2051 1,735,429 1,211,924
Fannie Mae, Pool #BR2084, 1.90%, 6/1/2051
(b)
686,223 604,328
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 575,049 442,711
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 871,657 672,568
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,697,507 1,309,376
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 857,713 661,387
Fannie Mae, Pool #MA4436, 1.50%, 10/1/2051 900,285 628,142
Fannie Mae, Pool #BU2591, 2.00%, 12/1/2051 1,368,890 1,007,358

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 $ 928,886 $ 745,582
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,666,554 1,443,928
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052 1,440,315 1,156,751
Fannie Mae, Pool # MA4732, 4.00%, 9/1/2052 939,872 814,170
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052 956,597 828,563
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,926,292 1,778,684
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 954,228 881,414
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 918,622 849,351
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053 972,327 897,763
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053 1,960,013 1,809,758
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 419,988
Federal Farm Credit Bank, 2.13%, 5/21/2040 1,000,000 584,351
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 564,545
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 284,279
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 575,538
Federal Home Loan Bank, 6.83%, 10/30/2043 1,000,000 997,818
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 978,575
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 814,927 790,220
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 668,068 572,826
Freddie Mac, Pool #RC2064, 1.50%, 6/1/2036 819,030 679,025
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 584,838 545,657
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 851,519 669,900
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 900,581 794,544
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 358,434 304,738
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 749,406 636,824
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 590,667 458,928
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 804,617 620,729
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051 814,452 654,477
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052 934,860 837,220
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 935,958 864,528
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 939,986 893,122
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 951,621 878,968
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 968,913 895,139
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 1,925,110 1,667,093
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053 961,123 832,304
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 958,063 910,289
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 975,862 900,926
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053 954,697 907,633
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053 1,988,260 1,836,480
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 969,032 894,721
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053 972,015 870,121
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053 982,426 906,960
United States Treasury Note, 0.50%, 6/30/2027 5,000,000 4,274,414
Total U.S. Government & Agencies
(Cost $55,485,826) 49,080,770

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 4.82%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 7.24%, 4/25/2031
(TSFR3M + 186.2bps)
(a),(b)
$ 1,190,000 $ 1,148,641
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 8.28%, 10/20/2031
(TSFR3M 286.2bps)
(a),(b)
420,000 406,589
Atrium XII, Series 2012-A, Class CR, 7.32%, 4/22/2027 (TSFR3M +
191.2bps)
(a),(b)
2,500,000 2,500,000
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class BRR, 7.81%,
4/20/2034 (TSFR3M + 241.2bps)
(a),(b)
250,000 245,302
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class C, 7.81%,
1/15/2035 (TSFR3M + 241.2bps)
(a),(b)
1,000,000 978,296
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 7.88%,
4/20/2031 (TSFR3M + 246.2bps)
(a),(b)
1,000,000 982,488
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 7.88%,
7/20/2034 (TSFR3M + 246.2bps)
(a),(b)
375,000 367,349
HPS Loan Management Ltd., Series 2010A-16, Class X, 6.58%, 4/20/2034
(TSFR3M + 116.2bps)
(a),(b)
523,810 523,584
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 7.73%,
4/20/2034 (TSFR3M + 231.2bps)
(a),(b)
1,000,000 979,553
Madison Park Funding XXI Ltd., Series 2016-21A, Class BRR, 7.86%,
10/15/2032 (TSFR3M + 246.2bps)
(a),(b)
1,000,000 988,138
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, 7.56%,
7/17/2034 (TSFR3M + 216.2bps)
(a),(b)
1,000,000 978,183
Palmer Square CLO Ltd., Series 2022-1A, Class C, 7.47%, 4/20/2035
(TSFR3M + 205.0bps)
(a),(b)
1,000,000 977,267
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 7.64%, 8/20/2032
(TSFR3M + 226.2bps)
(a),(b)
1,000,000 978,387
Venture CLO Ltd., Series 2018-31A, Class C1, 7.63%, 4/20/2031 (TSFR3M
+ 221.2bps)
(a),(b)
1,000,000 938,994
Wind River CLO Ltd., Series 2016-1KRA, Class CR2, 8.01%, 10/15/2034
(TSFR3M + 261.2bps)
(a),(b)
500,000 470,854
Total Collateralized Loan Obligations
(Cost $13,661,214) 13,463,625
Total Investments — 99.19%
(Cost $320,251,570) 277,092,675
Other Assets in Excess of Liabilities  —  0.81% 2,268,648
Net Assets — 100.00% $ 279,361,323
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2023 was $144,271,358, representing 51.64% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
(c) In default
PIK - Payment-in-kind security
MTN - Medium Term Note

Yorktown Short Term Bond Fund
Schedule of Investments
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 45.08%
Communications — 1.15%
Expedia Group, Inc., 5.00%, 2/15/2026 $ 213,000 $ 208,256
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(a),(b)
1,000,000 900,194
Verizon Communications, Inc., 6.42%, 5/15/2025 (TSFR3M + 136.1bps)
(a)
2,000,000 2,022,350
3,130,800
Consumer Discretionary — 3.45%
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 934,158
General Motors Financial Co., Inc., 1.20%, 10/15/2024 1,000,000 952,621
General Motors Financial Co., Inc., 3.80%, 4/7/2025 1,000,000 965,434
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 896,392
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 882,996
Hyundai Capital America, 1.00%, 9/17/2024
(b)
500,000 477,886
Kia Corp., 1.00%, 4/16/2024
(b)
1,000,000 976,945
McDonald's Corp., 4.80%, 8/14/2028 1,000,000 964,873
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024
(b)
500,000 477,153
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(b)
2,000,000 1,892,045
9,420,503
Consumer Staples — 1.60%
7-Eleven, Inc., 0.80%, 2/10/2024
(b)
1,000,000 985,202
JBS USA LUX SA, 5.13%, 2/1/2028 1,000,000 939,807
JDE Peet's NV, 1.38%, 1/15/2027
(b)
250,000 214,801
Mitsubishi Corp., 1.13%, 7/15/2026
(b)
500,000 443,592
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026
(b)
1,000,000 881,554
Viterra Finance BV, 2.00%, 4/21/2026
(b)
1,000,000 904,556
4,369,512
Financials — 20.65%
AerCap Ireland Capital, 3.50%, 1/15/2025 2,000,000 1,929,058
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 1,000,000 953,718
Air Lease Corp., 0.80%, 8/18/2024 1,000,000 956,390
Air Lease Corp., 1.88%, 8/15/2026 500,000 442,530
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025 1,800,000 1,727,954
Antares Holdings LP, 3.95%, 7/15/2026
(b)
1,500,000 1,349,703
Athene Global Funding, 2.75%, 6/25/2024
(b)
1,250,000 1,219,542
Athene Global Funding, 6.03%, 1/7/2025 (SOFR + 71.5bps)
(a),(b)
1,000,000 985,738
Aviation Capital Group LLC, 1.95%, 1/30/2026
(b)
1,000,000 899,500
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(b)
2,000,000 1,784,382
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 942,588
Banco Santander SA, 5.15%, 8/18/2025 1,000,000 974,395
BPCE SA, 2.38%, 1/14/2025
(b)
500,000 475,570
Capital One Financial Corp., 6.00%, 12/6/2024 (SOFR + 69.0bps)
(a)
1,000,000 988,502
Citigroup, Inc., 6.08%, 6/9/2027 (SOFR + 77.0bps)
(a)
1,000,000 979,348
CNO Global Funding, 1.75%, 10/7/2026
(b)
500,000 438,030
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(b)
1,000,000 922,135
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(b)
500,000 445,544
Equitable Financial Life Global Funding, 1.70%, 11/12/2026
(b)
1,000,000 874,472
F&G Global Funding, 0.90%, 9/20/2024
(b)
500,000 474,327
GA Global Funding Trust, 1.00%, 4/8/2024
(b)
1,000,000 973,345

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
GA Global Funding Trust, 1.63%, 1/15/2026
(b)
$ 1,000,000 $ 895,860
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 190,309
Goldman Sachs Group, Inc. (The), 6.12%, 3/9/2027 (SOFR + 81.0bps)
(a)
1,000,000 983,801
Goldman Sachs Group, Inc. (The), 6.23%, 10/21/2027 (SOFR + 92.0bps)
(a)
2,000,000 1,959,170
HSBC Holdings PLC, 4.25%, 3/14/2024 1,000,000 991,097
HSBC Holdings PLC, 4.25%, 8/18/2025 1,313,000 1,258,216
HSBC Holdings PLC, 7.05%, 9/12/2026 (TSFR3M + 164.1bps)
(a)
1,500,000 1,506,215
Huntington Bancshares, Inc., 2.63%, 8/6/2024 1,000,000 968,816
ING Groep NV, 6.32%, 4/1/2027 (SOFR + 101.0bps)
(a)
2,000,000 1,970,897
Intesa Sanpaolo SpA, 3.25%, 9/23/2024
(b)
4,000,000 3,886,218
JPMorgan Chase & Co., 4.08%, 4/26/2026 (SOFR + 132.0bps)
(a)
1,000,000 969,504
JPMorgan Chase & Co., 6.20%, 4/22/2027 (SOFR + 88.5bps)
(a)
2,000,000 1,987,163
JPMorgan Chase & Co., 6.49%, 2/24/2028 (SOFR + 118.0bps)
(a)
1,000,000 993,974
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(b)
250,000 237,833
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(b)
1,000,000 881,194
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 924,309
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 882,271
Nordea Bank Abp, MTN, 1.50%, 9/30/2026
(b)
1,000,000 877,304
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(b)
500,000 440,437
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(b)
1,000,000 878,030
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(b)
500,000 437,588
Royal Bank of Canada, MTN, 6.02%, 1/21/2027 (SOFR + 71.0bps)
(a)
1,000,000 988,784
Santander Holdings USA, Inc., 3.50%, 6/7/2024 2,500,000 2,450,526
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024
(b)
1,000,000 969,394
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(b)
1,000,000 881,778
Societe Generale SA, 5.00%, 1/17/2024
(b)
1,000,000 995,397
Societe Generale SA, 4.25%, 4/14/2025
(b)
3,000,000 2,874,470
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a),(b)
1,000,000 879,152
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 463,257
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024
(b)
1,000,000 979,894
56,339,629
Health Care — 1.62%
Highmark, Inc., 1.45%, 5/10/2026
(b)
500,000 445,813
McKesson Corp., Class B, 1.30%, 8/15/2026 1,000,000 887,901
PerkinElmer, Inc., 0.85%, 9/15/2024 1,260,000 1,201,820
Viatris, Inc., 1.65%, 6/22/2025 1,000,000 929,128
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 1,000,000 952,433
4,417,095
Industrials — 5.46%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(b)
1,066,463 1,014,216
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(b)
510,582 477,201
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(b)
211,783 203,026
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,674,227 1,514,591
Ashtead Capital, Inc., 1.50%, 8/12/2026
(b)
1,000,000 879,203
Boeing Co. (The), 2.20%, 2/4/2026 1,000,000 919,075

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%,
6/20/2024
(b)
$ 454,391 $ 449,591
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 917,962
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(b)
1,000,000 902,884
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(b)
1,000,000 887,952
Stanley Black & Decker, Inc., 2.30%, 2/24/2025 1,000,000 953,803
Triton Container International Ltd., 1.15%, 6/7/2024
(b)
1,000,000 964,857
Triton Container International Ltd., 2.05%, 4/15/2026
(b)
1,000,000 889,163
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 607,863 577,317
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 683,407 599,556
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
4/15/2029 646,983 637,751
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 42,823 40,789
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,233,053 1,164,034
Vontier Corp., 1.80%, 4/1/2026 1,000,000 893,900
14,886,871
Materials — 2.29%
Berry Global, Inc., 1.57%, 1/15/2026 1,000,000 903,726
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,724,437
Graphic Packaging International LLC, 1.51%, 4/15/2026
(b)
1,000,000 887,107
Sealed Air Corp., 1.57%, 10/15/2026
(b)
1,000,000 875,002
Sherwin-Williams Co. (The), 4.05%, 8/8/2024 1,000,000 985,294
Silgan Holdings, Inc., 1.40%, 4/1/2026
(b)
1,000,000 886,714
6,262,280
Real Estate — 1.32%
American Tower Corp., 1.60%, 4/15/2026 500,000 447,740
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025
(b)
1,500,000 1,432,830
SBA Tower Trust, 1.84%, 10/15/2051
(b)
2,000,000 1,714,714
3,595,284
Technology — 4.28%
Arrow Electronic, Inc., 4.00%, 4/1/2025 1,000,000 966,214
Broadcom, Inc., 3.63%, 10/15/2024 2,000,000 1,956,419
DXC Technology Co., 1.80%, 9/15/2026 500,000 438,458
Global Payments, Inc., 1.20%, 3/1/2026 1,000,000 891,866
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 901,603
Juniper Networks, Inc., 1.20%, 12/10/2025 1,000,000 903,781
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 1,205,000 1,050,546
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 903,837
Microchip Technology, Inc., 0.98%, 9/1/2024 1,000,000 958,344
Oracle Corp., 1.65%, 3/25/2026 1,000,000 907,201
Qorvo, Inc., 1.75%, 12/15/2024
(b)
500,000 473,120
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 890,121
Wipro IT Services LLC, 1.50%, 6/23/2026
(b)
500,000 448,126
11,689,636
Utilities — 3.26%
AES Corp. (The), 1.38%, 1/15/2026 1,000,000 889,069

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Ameren Corp., 1.95%, 3/15/2027 $ 500,000 $ 442,749
American Electric Power Co., Inc., 2.03%, 3/15/2024 1,000,000 983,238
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 938,975
Edison International, 4.70%, 8/15/2025 500,000 486,035
Enel Finance International NV, 2.65%, 9/10/2024 1,000,000 969,352
Enel Finance International NV, 1.38%, 7/12/2026
(b)
1,000,000 882,060
Eversource Energy, 1.40%, 8/15/2026 500,000 443,350
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/2024 1,000,000 988,058
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 878,672
Southern Co. (The), 4.48%, 8/1/2024 1,000,000 986,848
8,888,406
Total Corporate Bonds and Notes
(Cost $131,078,258) 123,000,016
ASSET BACKED SECURITIES — 30.90%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 5.65%,
3/15/2042 (TSFR1M + 46.4bps)
(a),(b)
2,048,364 1,970,930
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.80%,
9/15/2045 (TSFR1M + 31.4bps)
(a),(b)
144,881 143,649
ACC Trust, Series 2022-1, Class B, 2.55%, 2/20/2025
(b)
797,145 771,731
Access Group, Inc., Series 2013-1, Class A, 5.94%, 2/25/2036 (SOFR30A +
61.4bps)
(a),(b)
234,482 230,533
American Credit Acceptance Receivables Trust, Series 2020-1, Class D,
2.39%, 3/13/2026
(b)
164,120 163,467
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(b)
2,250,000 2,170,558
American Credit Acceptance Receivables Trust, Series 2021-3, Class D,
1.34%, 11/15/2027
(b)
2,455,000 2,338,830
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(b)
1,250,000 1,188,539
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(b)
392,144 368,429
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 6.01%,
11/25/2071 (TSFR1M + 69.4bps)
(a)
1,300,526 1,268,969
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/2052
(b)
936,667 834,880
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 1,000,000 943,423
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 1,625,000 1,504,176
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 921,058
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 674,409
CarMax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/2028 2,209,000 1,959,816
CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/2028 500,000 453,641
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 896,908
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028 326,539 312,646
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%,
12/11/2028
(b)
2,231,000 2,132,936
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 962,222
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(b)
2,500,000 2,434,657

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(b)
$ 1,367,500 $ 1,180,448
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 131,333 113,973
CLI Funding LLC, Series 2022-1A, Class A1, 2.72%, 1/18/2047
(b)
851,467 714,788
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class
A, 2.24%, 12/15/2028
(b)
500,000 492,575
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A,
2.55%, 12/17/2029
(b)
1,000,000 930,932
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027
(b)
1,000,000 971,401
CPS Auto Receivables Trust, Series 2022-A, Class D, 2.84%, 4/16/2029
(b)
3,000,000 2,777,451
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%,
2/15/2030
(b)
1,050,000 1,036,420
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%,
9/16/2030
(b)
1,500,000 1,409,251
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026
(b)
478,955 474,558
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026
(b)
500,000 485,997
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027
(b)
500,000 476,033
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029
(b)
523,000 516,068
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(b)
884,620 741,307
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025
(b)
155,852 154,714
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026
(b)
76,474 76,218
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(b)
2,000,000 1,819,536
DT Auto Owner Trust, Series 2022-1A, Class D, 3.40%, 12/15/2027
(b)
1,000,000 940,144
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 6.24%,
9/25/2068 (SOFR30A + 91.4bps)
(a),(b)
295,559 289,270
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027
(b)
415,720 413,464
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%,
4/15/2026
(b)
42,859 42,577
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%,
8/17/2026
(b)
1,000,000 984,772
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 500,000 475,472
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(b)
2,000,000 1,814,378
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 1,020,000 1,005,673
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(b)
500,000 470,698
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(b)
3,000,000 2,695,602
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025
(b)
179,783 177,842
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026
(b)
9,250 9,245
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033
(b)
1,272,000 1,116,655
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/2034
(b)
750,000 647,531
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D,
1.32%, 3/15/2027
(b)
550,000 531,670

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(b)
$ 1,500,000 $ 1,413,056
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(b)
783,477 664,705
Global SC Finance Srl, Series 2020-2A, Class A, 2.26%, 11/19/2040
(b)
661,762 589,367
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.48%,
10/15/2027
(b)
1,500,000 1,377,476
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class
D, 1.91%, 9/16/2027 500,000 484,306
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028
(b)
1,000,000 876,421
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(b)
30,173 27,008
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(b)
68,025 60,035
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(b)
194,649 158,314
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048
(b)
402,408 287,145
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(b)
31,956 28,107
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(b)
554,045 540,692
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031
(b)
1,000,000 982,295
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026 1,000,000 965,529
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(b)
436,849 366,389
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(b)
441,441 371,958
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/2048
(b)
709,858 476,820
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045
(b)
165,986 159,813
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(b)
1,944,454 1,848,029
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(b)
144,344 96,115
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a),(b)
30,157 29,159
Nelnet Student Loan Trust, Series 2012-2A, Class A, 6.24%, 12/26/2033
(SPFR30A + 91.1bps)
(a),(b)
257,050 255,240
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 6.14%, 4/20/2062
(TSFR1M + 80.4bps)
(a),(b)
305,667 301,771
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062
(a),(b)
534,181 473,706
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 6.52%,
2/14/2031 (TSFR3M + 146.2bps)
(a),(b)
1,000,000 989,036
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029
(b)
1,000,000 998,923
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%,
1/15/2026
(b)
319,096 318,228
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%,
2/17/2026
(b)
750,000 741,449
Pawnee Equipment Receivables LLC, Series 2022-1, Class A2, 4.84%,
2/15/2028
(b)
341,041 340,241
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%,
12/15/2025 8,114 8,095
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%,
9/15/2026 24,885 24,508
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%,
11/16/2026 70,127 68,747

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%,
1/15/2027 $ 214,112 $ 208,774
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%,
1/26/2032
(b)
1,000,000 947,979
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 2/2/2030
(b)
200,000 185,757
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 5.98%,
12/15/2038 (TSFR3M + 57.2bps)
(a)
220,198 214,163
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 5.96%,
6/15/2039 (TSFR3M + 55.2bps)
(a)
98,838 95,107
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(b)
11,423 11,078
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(b)
40,422 38,888
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057
(b)
896,472 678,402
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052
(b)
1,779,105 1,464,689
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(b)
887,240 780,076
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(b)
1,621,684 1,474,405
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%,
3/15/2027
(b)
958,952 935,493
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(b)
783,125 648,935
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029
(b)
1,000,000 880,337
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(b)
685,000 626,470
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(b)
973,743 887,763
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(b)
910,242 762,869
United Auto Credit Securitization Trust, Series 2021-1, Class E, 2.58%,
6/10/2026
(b)
1,000,000 977,020
United Auto Credit Securitization Trust, Series 2022-1, Class D, 2.85%,
6/10/2027
(b)
1,000,000 964,957
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(b)
1,132,403 821,383
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%,
2/17/2026
(b)
1,000,000 973,054
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%,
3/15/2027
(b)
1,000,000 948,487
World Omni Select Auto Trust, Series 2021-A, Class D, 1.44%, 11/15/2027 2,000,000 1,805,868
Total Asset Backed Securities
(Cost $90,858,583) 84,287,707
U.S. GOVERNMENT & AGENCIES — 16.79%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 827,692 778,797
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 920,748 837,631
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 224,863 199,189
Fannie Mae, Pool #MA4095, 2.00%, 8/1/2035 946,479 811,478
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 810,042 756,665
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 870,578 840,057

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 $ 765,830 $ 623,957
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 810,000 641,468
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043 916,152 858,365
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043 941,436 884,475
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 938,016 829,671
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 756,198 584,687
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 676,562 524,481
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 827,671 638,206
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 754,787 537,492
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,547,319 1,147,829
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 782,142 553,577
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 699,614 565,964
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 813,272 627,546
Fannie Mae, Pool #BT9111, 1.85%, 9/1/2051 936,531 819,907
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,726,999 1,496,298
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 930,361 833,182
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 939,872 814,170
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 954,228 881,414
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 1,873,214 1,780,675
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053 985,009 853,007
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053 1,989,616 1,890,087
Federal Home Loan Banks, 6.42%, 9/22/2038 1,000,000 987,673
Federal Home Loan Banks, 6.83%, 10/30/2043 1,000,000 997,818
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 1,825,590 1,729,364
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 851,519 669,900
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 975,903 756,784
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 768,396 543,565
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,682,553 1,136,053
Freddie Mac, Pool #8C0119, 1.52%, 9/1/2051 861,092 741,788
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 975,998 846,099
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 908,181 813,351
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052 944,895 789,795
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 870,731 804,269
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 935,958 864,528
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053 963,540 862,140
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053 993,833 918,193
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 923,112 877,281
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053 1,962,481 1,811,681
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 958,063 910,289
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053 969,174 895,865
Freddie Mac, Pool #SD8373, 6.00%, 11/1/2053 1,000,000 974,004
United States Treasury Note, 0.50%, 6/30/2027 5,000,000 4,274,414
Total U.S. Government & Agencies
(Cost $51,483,285) 45,815,129

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 6.87%
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 6.83%, 5/15/2030
(TSFR3M + 146.2bps)
(a),(b)
$ 1,000,000 $ 984,753
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 7.11%, 7/15/2029
(TSFR3M + 171.2bps)
(a),(b)
1,000,000 991,582
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A2, 7.06%,
1/15/2035 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 976,751
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A2RR,
6.81%, 1/15/2031 (TSFR3M + 141.2bps)
(a),(b)
825,000 813,974
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R,
6.68%, 4/20/2031 (TSFR3M + 126.2bps)
(a),(b)
909,626 905,192
Carlyle Global Market Strategies CLO Ltd., Series 2019-1A, Class A1AR,
6.76%, 4/20/2031 (TSFR3M + 134.2bps)
(a),(b)
250,000 248,912
Carlyle US CLO Ltd., Series 2020-2A, Class A1R, 6.78%, 1/25/2035
(TSFR3M + 140.2bps)
(a),(b)
1,000,000 992,138
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 6.81%, 1/20/2031
(TSFR3M + 139.2bps)
(a),(b)
625,000 608,815
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 6.64%,
10/25/2034 (TSFR3M + 126.2bps)
(a),(b)
916,667 916,538
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
6.98%, 4/20/2030 (TSFR3M + 156.2bps)
(a),(b)
1,000,000 988,975
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class BR,
7.22%, 4/20/2035 (TSFR3M + 180.0bps)
(a),(b)
1,000,000 975,261
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1,
7.41%, 5/22/2039 (TSFR3M + 202.2bps)
(a),(b)
1,785,436 1,736,336
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.88%, 10/20/2034
(TSFR3M + 146.2bps)
(a),(b)
1,000,000 982,766
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 7.06%,
10/15/2032 (TSFR3M + 166.2bps)
(a),(b)
1,000,000 998,155
Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class A2, 7.04%,
4/15/2035 (TSFR3M + 165.0bps)
(a),(b)
1,000,000 982,340
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 6.88%, 10/20/2034
(TSFR3M + 146.2bps)
(a),(b)
1,000,000 992,080
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 6.74%, 8/20/2032
(TSFR3M + 136.2bps)
(a),(b)
1,000,000 994,193
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 7.21%,
4/15/2030 (TSFR3M + 181.2bps)
(a),(b)
2,000,000 1,983,676
Voya CLO Ltd., Series 2020-3A, Class AR, 6.83%, 10/20/2034 (TSFR3M +
141.2bps)
(a),(b)
675,000 670,709
Total Collateralized Loan Obligations
(Cost $18,957,905) 18,743,146
Total Investments — 99.64%
(Cost $292,378,031) 271,845,998
Other Assets in Excess of Liabilities  —  0.36% 995,265
Net Assets — 100.00% $ 272,841,263

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2023 was $137,487,714, representing 50.39% of net assets.
MTN - Medium Term Note

Yorktown Small Cap Fund
Schedule of Investments
October 31, 2023 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 81.59%
Communications — 0.57%
Grab Holdings Ltd., Class A
(a)
52,000 $ 159,640
Consumer Discretionary — 9.51%
Arcos Dorados Holdings, Inc., Class A 73,000 658,460
Buckle, Inc. (The) 6,400 216,128
Dick's Sporting Goods, Inc. 4,800 513,360
DraftKings, Inc., Class A
(a)
9,960 275,095
Genius Sports Ltd.
(a)
37,100 181,048
Target Hospitality Corp
(a)
32,000 439,360
Winnebago Industries, Inc. 6,400 370,880
2,654,331
Consumer Staples — 2.44%
BJ's Wholesale Club Holdings, Inc.
(a)
10,000 681,200
Energy — 11.02%
Matador Resources Co. 5,500 339,295
Northern Oil and Gas, Inc. 25,600 981,504
Permian Resources Corp., Class A 56,500 823,205
Range Resources Corp. 13,400 480,256
SandRidge Energy, Inc. 28,500 451,725
3,075,985
Financials — 12.77%
American Equity Investment Life Holding Co. 12,400 656,704
First BanCorp. 44,000 587,400
Genworth Financial, Inc., Class A
(a)
122,000 730,780
LPL Financial Holdings, Inc. 5,000 1,122,600
Robinhood Markets, Inc., Class A
(a)
17,900 163,606
StoneX Group, Inc.
(a)
3,200 305,024
3,566,114
Health Care — 2.23%
Catalyst Pharmaceuticals, Inc.
(a)
40,500 502,605
Repligen Corp.
(a)
900 121,104
623,709
Industrials — 13.31%
AeroVironment, Inc.
(a)
1,994 228,632
FTI Consulting, Inc.
(a)
2,600 551,876
Knight-Swift Transportation Holdings, Inc. 7,600 371,564
Mueller Industries, Inc. 32,000 1,206,720
Novanta, Inc.
(a)
6,500 858,390
NV5 Global, Inc.
(a)
1,400 132,090
Terex Corp. 8,000 366,400
3,715,672
Materials — 6.73%
Alpha Metallurgical Resources, Inc. 2,900 637,884
Cleveland-Cliffs, Inc.
(a)
46,500 780,270
SunCoke Energy, Inc. 48,500 461,235
1,879,389

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
Shares Fair Value
Real Estate — 2.65%
Matson, Inc. 8,500 $ 739,925
Technology — 20.36%
Amkor Technology, Inc. 16,500 344,190
Global-e Online Ltd.
(a)
6,530 229,269
Jabil, Inc. 7,000 859,600
Kulicke & Soffa Industries, Inc. 7,300 303,753
Lattice Semiconductor Corp.
(a)
10,400 578,344
Perion Network Ltd.
(a)
30,300 769,620
Rambus, Inc.
(a)
24,600 1,336,518
Sanmina Corp.
(a)
14,500 737,615
Super Micro Computer, Inc.
(a)
2,200 526,834
5,685,743
Total Common Stocks
(Cost $16,765,183) 22,781,708
CONTINGENT VALUE RIGHTS — 0.00%
— 0.00%
Sinovac Biotech Ltd.
(b)
74,893 —
Total Contingent Value Rights
(Cost $–) —
INVESTMENT COMPANIES — 11.79%
Exchange-Traded Funds — 11.79%
iShares Russell 2000 ETF 20,000 3,290,400
Total Investment Companies
(Cost $3,422,500) 3,290,400
Total Investments — 93.38%
(Cost $20,187,683) 26,072,108
Other Assets in Excess of Liabilities  —  6.62% 1,849,120
Net Assets — 100.00% $ 27,921,228
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0% of the
Fund’s net assets.